Earnings Per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Reconciliation of Net Income to Numerator for Computation of Basic and Diluted Net Income per Share

A reconciliation of net income attributable to Baidu, Inc. in the consolidated statements of comprehensive income to the numerator for the computation of basic and diluted per share for the years ended December 31, 2015, 2016 and 2017 is as follows:

	For the years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Net income attributable to Baidu, Inc.	33,664	11,632	18,301	2,812
Accretion of the redeemable noncontrolling interests	(329)	(557)	17	3

Numerator for EPS computation	33,335	11,075	18,318	2,815

Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share

The following table sets forth the computation of basic and diluted earnings per Class A and Class B ordinary share.

	For the years ended December 31,
	2015		2016		2017		2017
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
	(In millions, except for number of shares, per share and per ADS data)
Earnings per share – basic:
Numerator
Allocation of net income attributable to Baidu, Inc.	26,183	7,152	8,710	2,365	14,488	2,226	3,830	589
Denominator
Weighted average ordinary shares outstanding	27,428,861	7,492,921	27,263,984	7,401,254	27,464,760	27,464,760	7,260,363	7,260,363

Denominator used for basic EPS	27,428,861	7,492,921	27,263,984	7,401,254	27,464,760	27,464,760	7,260,363	7,260,363
Earnings per share – basic	954.56	954.56	319.47	319.47	527.51	81.08	527.51	81.08

Earnings per share – diluted:
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	26,206	7,129	8,716	2,359	14,513	2,230	3,805	585
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	7,129	—	2,359	—	3,805	585	—	—

Numerator for diluted EPS calculation	33,335	7,129	11,075	2,359	18,318	2,815	3,805	585
Denominator
Weighted average ordinary shares outstanding	27,428,861	7,492,921	27,263,984	7,401,254	27,464,760	27,464,760	7,260,363	7,260,363
Conversion of Class B to Class A ordinary shares	7,492,921	—	7,401,254	—	7,260,363	7,260,363	—	—
Share-based awards	112,688	—	91,848	—	227,268	227,268	—	—

Denominator used for diluted EPS	35,034,470	7,492,921	34,757,086	7,401,254	34,952,391	34,952,391	7,260,363	7,260,363
Earnings per share – diluted	951.49	951.49	318.62	318.62	524.08	80.55	524.08	80.55

Earnings per ADS:
Denominator used for earnings per ADS – basic	274,288,610		272,639,840		274,647,600	274,647,600
Denominator used for earnings per ADS – diluted	350,344,700		347,570,860		349,523,910	349,523,910
Earnings per ADS – basic	95.46		31.95		52.75	8.11

Earnings per ADS – diluted	95.15		31.86		52.41	8.06